Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common stock	Common stock Cumulative Effect, Period of Adoption, Adjusted Balance	Capital in excess of par value	Capital in excess of par value Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling interest	Noncontrolling interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Dec. 31, 2019	$ 1,242,366	$ (911)	$ 1,241,455	$ 17,735	$ 17,735	$ 888,218	$ 888,218	$ 412,979	$ (911)	$ 412,068	$ (78,170)	$ (78,170)	$ 1,604	$ 1,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	39,787							39,658					129
Amounts reported in other comprehensive income (loss)	51,480										51,572		(92)
Dividends declared	(27,786)							(27,786)
Acquisition of noncontrolling interest	(1,047)					(707)							(340)
Distributions to noncontrolling affiliate shareholders	(751)												(751)
Shares issued upon exercise of stock options and other	6,780			66		6,714
Share-based compensation plans	10,996			50		10,946
Ending balance at Dec. 31, 2020	1,320,914			17,851		905,171		423,940			(26,598)		550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	121,431							121,369					62
Amounts reported in other comprehensive income (loss)	(37,376)										(37,392)		16
Dividends declared	(28,975)							(28,975)
Shares issued upon exercise of stock options and other	1,694			17		1,677
Share-based compensation plans	10,234			29		10,205
Ending balance at Dec. 31, 2021	1,387,922			17,897		917,053		516,334			(63,990)		628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(15,842)							(15,931)					89
Amounts reported in other comprehensive income (loss)	(74,300)										(74,250)		(50)
Dividends declared	(30,483)							(30,483)
Shares issued upon exercise of stock options and other	(354)			1		(355)
Share-based compensation plans	11,642			52		11,590
Ending balance at Dec. 31, 2022	$ 1,278,585			$ 17,950		$ 928,288		$ 469,920			$ (138,240)		$ 667